Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Impairment loss on accounts receivable			$ 54,456	$ 7,000
Impairment loss on prepayments			1,747,994	224,681
Net operation loss carrying forward	552,276	70,978	93,828	11,982
Total deferred tax assets, net			1,896,278	243,741
Less: valuation allowance	(552,276)	(70,978)	(1,896,278)	(243,741)
Deferred tax assets, net
Depreciation of property and equipment	$ (20,317)	$ (2,611)	$ (23,684)	$ (3,044)	$ (32,762)